Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
15. Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on page [00].

15 Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (‘FVOCI’) under IFRS 9 effective from 1 January 2018

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income.

In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Group will consider past sales and expectations about future sales to establish if the business model is achieved.

For equity securities that are not held for trading, the Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the de-recognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

Accounting for financial investments under IAS 39 for 2017

Available for sale financial assets are held at fair value with gains and losses being included in other comprehensive income. The Group uses this classification for assets that are not derivatives and are not held for trading purposes or otherwise designated at fair value through profit or loss, or at amortised cost. Dividends and interest (calculated using the effective interest method) are recognised in the income statement in net interest income or, net investment income. On disposal, the cumulative gain or loss recognised in other comprehensive income is also included in net investment income.

Held to maturity assets are held at amortised cost. The Group uses this classification when there is an intent and ability to hold the asset to maturity. Interest on the investments are recognised in the income statement within net interest income.

	2019	2018
	£m	£m
Debt securities and other eligible bills	64,103	51,026
Equity securities	1,023	1,122
Loans and advances	624	668
Financial assets at fair value through other comprehensive income	65,750	52,816